INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2013
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	February 29,	February 28,
	2012	2013
Domain names	$1,846,858	$2,057,235
Copyrights	—	1,648,532
Partnership agreement	349,783	349,783
Trade name	262,360	262,360
Student base	221,082	221,082
Non-compete agreement	17,012	17,012
Education license	4,509	4,509

Total cost of intangible assets	2,701,604	4,560,513
Less: accumulated amortization	(2,584,109)	(2,927,687)
Add: foreign exchange difference	66,028	91,618
	$183,523	$1,724,444